Financial Instruments - Fair Values	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Statements [Line Items]
Financial Instruments – Fair Values
11. FINANCIAL INSTRUMENTS – FAIR VALUES

In thousands of euro	FVTPL*	Financial assets at amortised cost	Total	Fair Value	Level in the fair value hierarchy

September 30, 2021
Loan receivables	—	29,724	29,724	30,535	3
Private Warrants	12,988	—	12,988	12,988	2
December 31, 2020
Loan receivables	—	29,998	29,998	30,231	3

*	FVTPL stands for fair value through profit and loss

18. FINANCIAL INSTRUMENTS – FAIR VALUES
The following table shows the carrying amounts and fair values of financial assets and financial liabilities.

In thousands of euro	Note	Financial Assets at amortised cost	Total	Fair Value	Level in the fair value hierarchy
December 31, 2020
Loan receivables	10	29,998	29,998	30,231	3
Cash guarantees and deposits	10	9,364	9,364	—	1
December 31, 2019
Cash guarantees and deposits	10	6,963	6,963	—	1